Long-Term Investments	6 Months Ended
Mar. 31, 2023
Long-Term Investments [Abstract]
LONG-TERM INVESTMENTS

NOTE 8 – LONG-TERM INVESTMENTS

Long-term investments consisted of the following as of March 31, 2023 and September 30, 2022:

	March 31, 2023	September 30, 2022
Huashang Micro Finance Co.	$5,533,229	$5,341,956
Longwan Rural Commercial Bank	6,549,886	6,323,469
Wenzhou Longlian Development Co., Ltd	1,213,437	1,171,491
Total	$13,296,552	$12,836,916

The Company made an investment of RMB 38,000,000 ($5,533,229 in USD) to acquire 19% in Huashang Micro Finance Co. (“Huashang”), a finance company that offers micro loans to its customers. In 2015, as the result of a capital reduction, the Company’s ownership was reduced by 3.5% to 19% for a cash consideration of RMB 52,000,000 ($7,571,786 in USD). The Company carries this investment at cost on its consolidated balance sheets. The Company did not receive dividend income from Huashang during the six months ended March 31, 2023 and 2022.

In 2011, the Company made an investment of RMB 8,333,400 ($1,213,437 in USD) to acquire 8.3334% in Wenzhou Longlian Development Co., Ltd. (“Longlian”), a property and infrastructure development company. The Company carries this investment at the cost on the consolidated balance sheets. The Company did not receive dividend income from Longlian during the six months ended March 31, 2023 and 2022.

In 2012, the Company made an investment of RMB 44,982,000 ($6,549,886 in USD) to acquire 2.1% in Longwan Rural Commercial Bank. (“LRCB”), a private bank accepting deposits and providing short-term or long-term lending to its customers. The Company carries this investment at cost on the consolidated balance sheets. The Company did not receive dividend income from LRCB during the six months ended March 31, 2023 and 2022.

The ownership percentage of the above long-term investments has not changed during the six months ended March 31, 2023 and 2022. During the six months ended March 31, 2023 and 2022, no impairment of long-term investment was recognized.